Commitments And Contingent Liabilities (Narrative) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments And Contingent Liabilities [Line Items]
Fiscal year of expiration of lease under noncancelable agreements	2046
Rental expense	¥ 99,817	¥ 97,105	¥ 109,471
Limit on aggregate credit extensions over the borrower's annual income aggregate credit extensions	33.333%
Allowance for repayment of excess interest	77,640	99,437
Provision (reversal) for repayment of excess interest recognized on Equity in earnings (losses) of equity method investee	¥ 17,014	¥ 19,326	¥ 96,399
Maximum [Member]
Commitments And Contingent Liabilities [Line Items]
Previous permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	20.00%
Minimum [Member]
Commitments And Contingent Liabilities [Line Items]
Gray-zone interest rates stipulated by the Interest Rate Restriction Law	15.00%